Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
2017		$ 895,609
2018		4,892,020
2019		289,735
2020		289,735
2021		289,735
Thereafter		618,913
Total	$ 8,170,471	7,275,747	$ 6,929,813
Notes Payable and Promissory Notes [Member]
Debt Instrument [Line Items]
2017		605,874
2018		1,402,285
2019		0
2020		0
2021		0
Thereafter		0
Total	2,105,221	2,008,159	0
Subordinated Notes Payable [Member]
Debt Instrument [Line Items]
2017		0
2018		3,200,000
2019		0
2020		0
2021		0
Thereafter		0
Total	2,900,000	3,200,000	4,800,000
Mortgages [Member]
Debt Instrument [Line Items]
2017		289,735
2018		289,735
2019		289,735
2020		289,735
2021		289,735
Thereafter		618,913
Total	$ 1,950,489	$ 2,067,588	$ 2,129,813